Derivative Financial Instruments and Hedging Activities - Additional Information (Detail) MBbls in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) MMBTU $ / MMBTU	Dec. 31, 2014 USD ($) $ / bbl MBbls	Dec. 31, 2013 USD ($) $ / bbl MBbls
Derivative Instruments And Hedging Activities [Line Items]
Gain on derivative financial instruments	$ 2,700	$ 8,200
Loss on derivative financial instruments			$ 8,400
Cash settlements of derivative financial instruments	1,230	$ 9,145	$ 2,293
Derivative asset at fair value	1,446
Derivative asset at carrying value	1,446
Derivative asset current at carrying value	$ 1,446
Contract terms 2014 oil production
Derivative Instruments And Hedging Activities [Line Items]
Quantity of Crude Oil for Which Swap Entered | MBbls		2,438	2,160
NYMEX price of crude oil swaps | $ / bbl		96.56	98.67
Contract terms 2015 natural gas production
Derivative Instruments And Hedging Activities [Line Items]
NYMEX price of natural gas swaps | $ / MMBTU	3.20
Quantity of natural gas for which swap entered | MMBTU	1,800,000